GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about general and administrative expenses explanatory [Table Text Block]
GENERAL AND ADMINISTRATIVE	Year Ending	Year Ending
EXPENSES	August 31,	August 31,
	2018	2017
Salaries and benefits	$1,772	$1,750
Professional/consulting fees	1,672	1,585
Onerous lease accrual	752	-
Depreciation	347	508
Rent	305	247
Insurance	373	273
Travel	255	307
Regulatory Fees	232	242
Accretion	-	159
Other	376	678
Total	$6,084	$5,749